1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

May 25, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Equity Series (the “Trust” or “Registrant”)

(File Nos. 333-164077 and 811-22375)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 74 (“PEA 74”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 76 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 74 is being filed to register a new class of shares, I-3, for the PIMCO Dividend and Income Fund and the PIMCO RAE Fundamental US Fund (the “Funds”), each an existing series of the Trust.

For administrative convenience, this filing includes other series and classes of the Registrant with the same fiscal year end, but PEA 74 does not amend the registration statement for those other series and classes. We believe that PEA 74 is an ideal candidate for selective review pursuant to the guidance set forth in Investment Company Act Release No. 13768 (Feb. 15, 1984) (“IC-13768”). In accordance with IC-13768, we hereby request selective review of PEA 74 limited to the disclosure relating to the new class (I-3) of the Funds. Selective review would serve to expedite the review process for the Registrant as well as use the Staff’s time more effectively.

In connection with this request, the Registrant states the following:

●	The material changes in this filing are limited to the addition of I-3 shares of the Funds;

●

The disclosure set forth in this filing – other than as it relates to the addition of I-3 shares of the Funds and other nonmaterial changes – has been reviewed by the Staff in connection with Post-Effective Amendment No. 58 to the Registrant’s registration statement, as filed pursuant to Rule 485(a) under the 1933 Act on August 25, 2017; and

●	The Registrant believes that no area of the filing warrants particular attention.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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